Eaton Vance

Tax-Managed Multi-Cap Growth Fund

January 31, 2022 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2022, the value of the Fund’s investment in the Portfolio was $133,885,042 and the Fund owned 57.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Biotechnology — 1.6%
Vertex Pharmaceuticals, Inc.(1)	15,175	$3,688,284

		$3,688,284

Building Products — 0.6%
Trex Co., Inc.(1)	15,892	$1,453,641

		$1,453,641

Capital Markets — 1.1%
S&P Global, Inc.	5,966	$2,477,203

		$2,477,203

Chemicals — 1.8%
Celanese Corp.	6,569	$1,022,859
Ecolab, Inc.	7,531	1,426,748
Sherwin-Williams Co. (The)	6,570	1,882,371

		$4,331,978

Commercial Services & Supplies — 1.8%
Copart, Inc.(1)	12,355	$1,596,884
Waste Connections, Inc.	21,932	2,734,920

		$4,331,804

Electrical Equipment — 2.0%
AMETEK, Inc.	34,300	$4,691,211

		$4,691,211

Entertainment — 1.2%
Electronic Arts, Inc.	7,649	$1,014,716
Walt Disney Co. (The)(1)	12,454	1,780,549

		$2,795,265

Food & Staples Retailing — 1.1%
Performance Food Group Co.(1)	58,516	$2,468,790

		$2,468,790

Food Products — 1.0%
Mondelez International, Inc., Class A	35,144	$2,355,702

		$2,355,702

Health Care Equipment & Supplies — 3.1%
Inari Medical, Inc.(1)	14,866	$1,093,543
Intuitive Surgical, Inc.(1)	8,574	2,436,559
Pulmonx Corp.(1)	23,062	561,560
Stryker Corp.	12,668	3,142,297

		$7,233,959

Security	Shares	Value
Health Care Providers & Services — 3.6%
Amedisys, Inc.(1)	7,915	$1,069,317
UnitedHealth Group, Inc.	15,597	7,370,674

		$8,439,991

Health Care Technology — 0.5%
Doximity, Inc., Class A(1)	877	$39,965
Phreesia, Inc.(1)	37,308	1,163,636

		$1,203,601

Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.(1)	735	$1,805,255
Starbucks Corp.	12,443	1,223,396

		$3,028,651

Interactive Media & Services — 13.3%
Alphabet, Inc., Class A(1)	3,702	$10,017,871
Alphabet, Inc., Class C(1)	3,728	10,117,680
Meta Platforms, Inc., Class A(1)	30,509	9,557,249
Twitter, Inc.(1)	41,385	1,552,352

		$31,245,152

Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc.(1)	6,385	$19,100,536

		$19,100,536

IT Services — 11.6%
Accenture PLC, Class A	18,307	$6,472,989
Fiserv, Inc.(1)	13,974	1,477,052
GoDaddy, Inc., Class A(1)	44,180	3,344,868
Okta, Inc.(1)	15,035	2,975,276
PayPal Holdings, Inc.(1)	20,587	3,539,729
Visa, Inc., Class A	42,000	9,499,140

		$27,309,054

Life Sciences Tools & Services — 1.4%
Danaher Corp.	11,868	$3,391,756

		$3,391,756

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	10,679	$3,329,605

		$3,329,605

Pharmaceuticals — 2.8%
Royalty Pharma PLC, Class A	35,581	$1,423,596
Zoetis, Inc.	26,003	5,195,139

		$6,618,735

Road & Rail — 2.9%
J.B. Hunt Transport Services, Inc.	14,100	$2,714,814
Norfolk Southern Corp.	8,734	2,375,561
Uber Technologies, Inc.(1)	47,387	1,772,274

		$6,862,649

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.3%
Ambarella, Inc.(1)	7,083	$992,682
Monolithic Power Systems, Inc.	16,561	6,672,924

		$7,665,606

Software — 17.7%
Adobe, Inc.(1)	14,102	$7,534,699
Altair Engineering, Inc., Class A(1)	17,021	1,070,961
Intuit, Inc.	6,414	3,561,245
Microsoft Corp.	74,352	23,121,985
salesforce.com, inc.(1)	27,530	6,404,304

		$41,693,194

Specialty Retail — 1.4%
TJX Cos., Inc. (The)	44,664	$3,214,468

		$3,214,468

Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc.	134,541	$23,515,076
Logitech International S.A.	15,556	1,297,215

		$24,812,291

Textiles, Apparel & Luxury Goods — 3.1%
Lululemon Athletica, Inc.(1)	13,063	$4,359,907
NIKE, Inc., Class B	19,321	2,860,860

		$7,220,767

Trading Companies & Distributors — 1.6%
United Rentals, Inc.(1)	11,573	$3,704,749

		$3,704,749

Total Common Stocks (identified cost $77,657,718)		$234,668,642

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	529,147	$529,094

Total Short-Term Investments (identified cost $529,094)		$529,094

Total Investments — 100.1% (identified cost $78,186,812)		$235,197,736

Other Assets, Less Liabilities — (0.1)%		$(137,122)

Net Assets — 100.0%		$235,060,614

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

The Portfolio did not have any open derivative instruments at January 31, 2022.

At January 31, 2022, the value of the Portfolio’s investment in affiliated funds was $529,094, which represents 0.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,271,595	$4,143,694	$(4,886,117)	$(78)	$—	$529,094	$122	529,147

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$234,668,642	*	$—	$—	$234,668,642
Short-Term Investments	—		529,094	—	529,094
Total Investments	$234,668,642		$529,094	$—	$235,197,736

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

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